LEASES (Tables)	2 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of lease liabilities

Lease liabilities	December 31, 2023	October 31, 2023	October 31, 2022
	$	$	$
Balance - beginning	2,918,683	2,301,129	2,360,438
Additions	528,980	2,583,661	1,030,429
Disposals	(105,258)	(292,763)	-
Interest expense on lease liabilities	58,361	272,521	243,360
Payments	(502,708)	(1,945,865)	(1,333,098)
Balance - ending	2,898,058	2,918,683	2,301,129
Current portion	925,976	824,271	1,025,373
Non-current portion	1,972,082	2,094,412	1,275,756

Schedule of minimum future lease payments

Total future minimum lease payments ($)
Less than one year	982,881
Between one and five years	2,449,475
Total minimum lease payments	3,432,356
Less amount representing interest	(534,298)
Total	2,898,058